Long-term debt (Details 2) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2012	$ 206
2013	3,164
2014	1,172
2015	879
2016	15,500
No due date	434
Long-term debt	$ 21,355	$ 21,591